NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 14, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenues		$ 6,597	$ 4,652	$ 3,535
Net income (loss) attributable to partnership		233	410	125
Disposal of investments in associates and joint ventures		135	1,289	0
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Revenues		6,279	4,301	3,177
Attributable to non-controlling interest, Net Income (loss)		412	397	443
Attributable to non-controlling interest, Other Comprehensive Income (loss)		241	(657)	146
Net income (loss) attributable to partnership		(6)	385	(7)
Attributable to unitholders, Other Comprehensive Income (loss)		364	(114)	(210)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues		478	449	385
Attributable to non-controlling interest, Net Income (loss)		24	22	21
Attributable to non-controlling interest, Other Comprehensive Income (loss)		71	19	29
Net income (loss) attributable to partnership		103	99	114
Attributable to unitholders, Other Comprehensive Income (loss)		278	86	118
Australian regulated terminal operation
Disclosure of subsidiaries [line items]
Revenues		308	307	301
Attributable to non-controlling interest, Net Income (loss)		15	14	15
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(3)	(6)	3
Net income (loss) attributable to partnership		43	34	35
Attributable to unitholders, Other Comprehensive Income (loss)		(8)	(16)	7
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues		179	177	161
Attributable to non-controlling interest, Net Income (loss)		10	15	12
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(9)	(11)	38
Net income (loss) attributable to partnership		2	3	2
Attributable to unitholders, Other Comprehensive Income (loss)		(2)	(2)	7
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues		1,141	1,112	938
Attributable to non-controlling interest, Net Income (loss)		349	357	349
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(83)	(469)	(160)
Net income (loss) attributable to partnership		132	139	146
Attributable to unitholders, Other Comprehensive Income (loss)		(33)	(190)	(72)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues		874	516
Attributable to non-controlling interest, Net Income (loss)		51	34
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(4)	(91)
Net income (loss) attributable to partnership		7	7
Attributable to unitholders, Other Comprehensive Income (loss)		0	(14)
Brazilian electricity transmission operation
Disclosure of subsidiaries [line items]
Revenues		2
Attributable to non-controlling interest, Net Income (loss)		15
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(2)
Net income (loss) attributable to partnership		7
Attributable to unitholders, Other Comprehensive Income (loss)		(1)
North American rail operation
Disclosure of subsidiaries [line items]
Revenues		0
Attributable to non-controlling interest, Net Income (loss)		0
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(10)
Net income (loss) attributable to partnership		0
Attributable to unitholders, Other Comprehensive Income (loss)		(1)
U.K. ports operation
Disclosure of subsidiaries [line items]
Revenues		197	205	180
Attributable to non-controlling interest, Net Income (loss)		4	12	8
Attributable to non-controlling interest, Other Comprehensive Income (loss)		19	3	21
Net income (loss) attributable to partnership		7	19	22
Attributable to unitholders, Other Comprehensive Income (loss)		27	4	29
Australian port operation
Disclosure of subsidiaries [line items]
Revenues		462	522	501
Attributable to non-controlling interest, Net Income (loss)		(24)	(6)	(7)
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(1)	(33)	28
Net income (loss) attributable to partnership		(7)	(3)	(3)
Attributable to unitholders, Other Comprehensive Income (loss)		0	(11)	9
Chilean toll roads
Disclosure of subsidiaries [line items]
Revenues		162	168	154
Attributable to non-controlling interest, Net Income (loss)		0	(1)	0
Attributable to non-controlling interest, Other Comprehensive Income (loss)		27	(7)	7
Net income (loss) attributable to partnership		2	(1)	0
Attributable to unitholders, Other Comprehensive Income (loss)		16	(7)	8
Peruvian toll roads
Disclosure of subsidiaries [line items]
Revenues		107	92	103
Attributable to non-controlling interest, Net Income (loss)		5	3	12
Attributable to non-controlling interest, Other Comprehensive Income (loss)		10	(25)	22
Net income (loss) attributable to partnership		1	1	2
Attributable to unitholders, Other Comprehensive Income (loss)		2	(5)	5
Indian toll roads
Disclosure of subsidiaries [line items]
Revenues		130	61	57
Attributable to non-controlling interest, Net Income (loss)		(19)	(12)	(2)
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(6)	2	4
Net income (loss) attributable to partnership		(9)	(6)	(1)
Attributable to unitholders, Other Comprehensive Income (loss)		(3)	(1)	3
North American gas storage operation
Disclosure of subsidiaries [line items]
Revenues		143	150	149
Attributable to non-controlling interest, Net Income (loss)		12	(16)	30
Attributable to non-controlling interest, Other Comprehensive Income (loss)		52	22	74
Net income (loss) attributable to partnership		9	(12)	18
Attributable to unitholders, Other Comprehensive Income (loss)		32	15	47
Canadian district energy operation
Disclosure of subsidiaries [line items]
Revenues		121	118	95
Attributable to non-controlling interest, Net Income (loss)		6	7	(2)
Attributable to non-controlling interest, Other Comprehensive Income (loss)		85	32	39
Net income (loss) attributable to partnership		2	3	0
Attributable to unitholders, Other Comprehensive Income (loss)		29	11	13
U.S. district energy operation
Disclosure of subsidiaries [line items]
Revenues		158	149	131
Attributable to non-controlling interest, Net Income (loss)		(14)	(13)	10
Attributable to non-controlling interest, Other Comprehensive Income (loss)		49	35	40
Net income (loss) attributable to partnership		(9)	(8)	7
Attributable to unitholders, Other Comprehensive Income (loss)		32	23	26
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Revenues		256	61
Attributable to non-controlling interest, Net Income (loss)		35	3
Attributable to non-controlling interest, Other Comprehensive Income (loss)		31	(53)
Net income (loss) attributable to partnership		14	1
Attributable to unitholders, Other Comprehensive Income (loss)		12	(21)
North American residential energy infrastructure operation
Disclosure of subsidiaries [line items]
Revenues		956	191
Attributable to non-controlling interest, Net Income (loss)		3	4
Attributable to non-controlling interest, Other Comprehensive Income (loss)		63	(73)
Net income (loss) attributable to partnership		2	1
Attributable to unitholders, Other Comprehensive Income (loss)		26	(30)
Indian natural gas operations
Disclosure of subsidiaries [line items]
Revenues		266
Attributable to non-controlling interest, Net Income (loss)		(39)
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(33)
Net income (loss) attributable to partnership		(12)
Attributable to unitholders, Other Comprehensive Income (loss)		(10)
U.S. data center operation
Disclosure of subsidiaries [line items]
Revenues		294	0
Attributable to non-controlling interest, Net Income (loss)		(22)	0
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(10)	(1)
Net income (loss) attributable to partnership		(7)	0
Attributable to unitholders, Other Comprehensive Income (loss)		(4)	0
Australian Data Center Operation
Disclosure of subsidiaries [line items]
Revenues		20
Attributable to non-controlling interest, Net Income (loss)		6
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(3)
Net income (loss) attributable to partnership		2
Attributable to unitholders, Other Comprehensive Income (loss)		(1)
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Revenues		0
Attributable to non-controlling interest, Net Income (loss)		0
Attributable to non-controlling interest, Other Comprehensive Income (loss)		(2)
Net income (loss) attributable to partnership		0
Attributable to unitholders, Other Comprehensive Income (loss)		(1)
Holding LP and other
Disclosure of subsidiaries [line items]
Revenues		25	23	22
Attributable to non-controlling interest, Net Income (loss)		(5)	(26)	(3)
Attributable to non-controlling interest, Other Comprehensive Income (loss)		0	(1)	1
Net income (loss) attributable to partnership		(295)	108	(349)
Attributable to unitholders, Other Comprehensive Income (loss)		$ (26)	$ 44	$ (410)
Colombian regulated distribution operation | Classification of assets as held for sale
Disclosure of subsidiaries [line items]
Ownership and voting Interest	17.00%
Disposal of investments in associates and joint ventures	$ 90